Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2021
Fair Value, by Balance Sheet Grouping
A comparison of the fair values and carrying values of financial instruments is set out below:

	As of
	March 31, 2020										March 31, 2021
			Estimated Fair Value										Estimated Fair Value
	Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and due from banks, and restricted cash	Rs.	611,961.0	Rs.	611,961.0	Rs.	—	Rs.	—	Rs.	611,961.0	Rs.	930,694.7	Rs.	930,694.7	Rs.	—	Rs.	—	Rs.	930,694.7	US$	12,724.8	US$	12,724.8
Investments held for trading		304,962.9		6,291.0		298,671.9		—		304,962.9		99,620.2		—		99,620.2		—		99,620.2		1,362.0		1,362.0
Investments available for sale debt securities		3,406,289.2		371,450.5		2,907,384.4		127,454.3		3,406,289.2		4,275,449.9		176,015.8		3,938,270.2		161,163.9		4,275,449.9		58,455.7		58,455.7
Securities purchased under agreements to resell		250,000.0		—		250,000.0		—		250,000.0		270,060.0		—		270,060.0		—		270,060.0		3,692.4		3,692.4
Loans		10,425,022.4		—		2,593,022.1		7,936,633.4		10,529,655.5		11,700,189.2		—		2,807,875.9		9,066,940.1		11,874,816.0		159,969.8		162,357.3
Accrued interest receivable		103,035.9		—		103,035.9		—		103,035.9		118,762.9		—		118,762.9		—		118,762.9		1,623.8		1,623.8
Other assets		641,605.5		2,282.4		637,594.1		—		639,876.5		320,187.5		11,869.8		306,640.9		—		318,510.7		4,377.7		4,354.8
Financial Liabilities :								—										—
Interest-bearing deposits		9,730,481.3		—		9,786,793.2		—		9,786,793.2		11,226,467.8		—		11,282,540.2		—		11,282,540.2		153,492.9		154,259.5
Non-interest-bearing deposits		1,731,590.0		—		1,731,590.0		—		1,731,590.0		2,110,762.4		—		2,110,762.4		—		2,110,762.4		28,859.2		28,859.2
Securities sold under repurchase agreements		507,982.0		—		507,982.0		—		507,982.0		356,059.2		—		356,059.2		—		356,059.2		4,868.2		4,868.2
Short-term borrowings		377,417.6		—		378,027.9		—		378,027.9		239,264.1		—		238,700.3		—		238,700.3		3,271.3		3,263.6
Accrued interest payable		80,078.9		—		80,078.9		—		80,078.9		77,969.1		—		77,969.1		—		77,969.1		1,066.0		1,066.0
Long-term debt		1,026,518.3		—		1,074,826.3		—		1,074,826.3		1,174,758.2		—		1,200,953.4		—		1,200,953.4		16,061.8		16,419.9
Accrued expenses and other liabilities		460,931.4		—		460,931.4		—		460,931.4		445,135.7		—		445,135.7		—		445,135.7		6,086.1		6,086.1